PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 -	PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2015	2016

Buildings	$72,643	$71,037
Machinery	7,594	8,148
Software	6,263	7,377
Vehicles	4,012	3,886
Electronic and other equipment	25,942	23,704
Construction in progress	1,159	5,753
	$117,613	$119,905

Less: Accumulated depreciation	(37,391)	(39,967)

	$80,222	$79,938

Total property, plant and equipment with carrying values of $1,161 and $1,014 were pledged to secure short-term bank loans (note 13) as of June 30, 2015 and 2016, respectively.

Buildings with a total carrying value of $3,479 and $3,976 were pledged to secure lines of credits from various banks in the PRC and Malaysia as of June 30, 2015 and 2016, respectively.

Buildings and vehicles with a total carrying value of $32,077 and $28,984 were pledged to secure long-term bank loans as of June 30, 2015 and 2016, respectively (note 14).

Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and, in addition, as of June 30, 2016, the expenditures related to the Company’s information system constructions.

The depreciation expenses for the years ended June 30, 2014, 2015 and 2016 were $7,051, $8,508 and $6,266, respectively.

Assets leased to others under operating leases

The Company has entered into an operating lease contract with a third party related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2015	2016

Buildings leased to others - at original cost	$10,962	$10,086
Less: accumulated depreciation	(3,808)	(3,725)
Buildings leased to others - net	$7,154	$6,361